NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Cash flow activities, operating	$ 4,078	$ 3,131	$ 2,772
Cash flow activities, investing	(12,990)	(3,365)	(1,173)
Cash from financing activities	9,419	56	(995)
Revenues	17,931	14,427	11,537
Net income (loss) attributable to partnership	432	407	1,093
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	739	783	768
Cash flow activities, investing	(36)	(80)	(32)
Cash from financing activities	(742)	(824)	(473)
Revenues	1,483	1,314	1,074
Attributable to non-controlling interest, net income (loss)	455	506	361
Attributable to non-controlling interest, other comprehensive income (loss)	44	(2)	(87)
Net income (loss) attributable to partnership	202	225	150
Attributable to unitholders, other comprehensive income (loss)	19	(1)	(31)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues			862
Attributable to non-controlling interest, net income (loss)			34
Attributable to non-controlling interest, other comprehensive income (loss)			(101)
Net income (loss) attributable to partnership			8
Attributable to unitholders, other comprehensive income (loss)			(24)
Brazilian transmission operation
Disclosure of subsidiaries [line items]
Revenues			90
Attributable to non-controlling interest, net income (loss)			22
Attributable to non-controlling interest, other comprehensive income (loss)			(6)
Net income (loss) attributable to partnership			10
Attributable to unitholders, other comprehensive income (loss)			(2)
North American rail operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	528	515	511
Cash flow activities, investing	(296)	(250)	(98)
Cash from financing activities	(259)	(210)	(424)
Revenues	2,257	2,253	2,157
Attributable to non-controlling interest, net income (loss)	166	196	208
Attributable to non-controlling interest, other comprehensive income (loss)	190	202	131
Net income (loss) attributable to partnership	20	23	24
Attributable to unitholders, other comprehensive income (loss)	14	21	13
U.K. port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	16	31	66
Cash flow activities, investing	(51)	(61)	(53)
Cash from financing activities	25	42	(24)
Revenues			274
Attributable to non-controlling interest, net income (loss)			17
Attributable to non-controlling interest, other comprehensive income (loss)			6
Net income (loss) attributable to partnership			24
Attributable to unitholders, other comprehensive income (loss)			9
Australian port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	6	26	11
Cash flow activities, investing	226	(44)	(21)
Cash from financing activities	(229)	(3)	(18)
Revenues		458	412
Attributable to non-controlling interest, net income (loss)		(27)	(16)
Attributable to non-controlling interest, other comprehensive income (loss)		(21)	(18)
Net income (loss) attributable to partnership		(10)	(6)
Attributable to unitholders, other comprehensive income (loss)		(8)	(6)
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating			46
Cash flow activities, investing			(172)
Cash from financing activities			85
Revenues			138
Attributable to non-controlling interest, net income (loss)			(40)
Attributable to non-controlling interest, other comprehensive income (loss)			53
Net income (loss) attributable to partnership			(8)
Attributable to unitholders, other comprehensive income (loss)			13
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	24	42	30
Cash flow activities, investing	(23)	(19)	(27)
Cash from financing activities	0	0	0
Revenues	145	111	96
Attributable to non-controlling interest, net income (loss)	31	15	6
Attributable to non-controlling interest, other comprehensive income (loss)	17	28	(57)
Net income (loss) attributable to partnership	6	3	1
Attributable to unitholders, other comprehensive income (loss)	3	6	(11)
Indian toll roads(3)
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	51	(2)
Cash flow activities, investing	0	(15)	3
Cash from financing activities	0	(26)	5
Revenues		143	117
Attributable to non-controlling interest, net income (loss)		1	(25)
Attributable to non-controlling interest, other comprehensive income (loss)		(22)	(6)
Net income (loss) attributable to partnership		4	(9)
Attributable to unitholders, other comprehensive income (loss)		(11)	(3)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	219	61	196
Cash flow activities, investing	56	(37)	(35)
Cash from financing activities	(228)	(26)	(179)
Revenues	321	246	371
Attributable to non-controlling interest, net income (loss)	5	64	95
Attributable to non-controlling interest, other comprehensive income (loss)	160	43	36
Net income (loss) attributable to partnership	2	45	65
Attributable to unitholders, other comprehensive income (loss)	103	38	22
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating			30
Cash flow activities, investing			(38)
Cash from financing activities			7
Revenues			72
Attributable to non-controlling interest, net income (loss)			9
Attributable to non-controlling interest, other comprehensive income (loss)			35
Net income (loss) attributable to partnership			3
Attributable to unitholders, other comprehensive income (loss)			8
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues			74
Attributable to non-controlling interest, net income (loss)			2
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			0
Attributable to unitholders, other comprehensive income (loss)			0
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	170	197	235
Cash flow activities, investing	(164)	(68)	(91)
Cash from financing activities	(12)	(153)	(135)
Revenues	547	561	551
Attributable to non-controlling interest, net income (loss)	14	32	62
Attributable to non-controlling interest, other comprehensive income (loss)	(27)	(37)	52
Net income (loss) attributable to partnership	5	13	25
Attributable to unitholders, other comprehensive income (loss)	(11)	(15)	21
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues			1,444
Attributable to non-controlling interest, net income (loss)			75
Attributable to non-controlling interest, other comprehensive income (loss)			43
Net income (loss) attributable to partnership			32
Attributable to unitholders, other comprehensive income (loss)			18
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues			342
Attributable to non-controlling interest, net income (loss)			35
Attributable to non-controlling interest, other comprehensive income (loss)			(17)
Net income (loss) attributable to partnership			13
Attributable to unitholders, other comprehensive income (loss)			(5)
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(13)	(5)	38
Cash flow activities, investing	(85)	(300)	(25)
Cash from financing activities	93	318	(15)
Revenues	207	221	249
Attributable to non-controlling interest, net income (loss)	(87)	(75)	(33)
Attributable to non-controlling interest, other comprehensive income (loss)	(6)	28	13
Net income (loss) attributable to partnership	(35)	(30)	(13)
Attributable to unitholders, other comprehensive income (loss)	(2)	11	5
Australian data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	5	5	16
Cash flow activities, investing	(72)	(131)	(105)
Cash from financing activities	69	114	104
Revenues	31	22	23
Attributable to non-controlling interest, net income (loss)	(3)	3	3
Attributable to non-controlling interest, other comprehensive income (loss)	1	(9)	(8)
Net income (loss) attributable to partnership	(1)	2	1
Attributable to unitholders, other comprehensive income (loss)	0	(4)	(3)
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	608	315	189
Cash flow activities, investing	(767)	(243)	(416)
Cash from financing activities	255	(28)	261
Revenues		1,398	1,257
Attributable to non-controlling interest, net income (loss)		(7)	1
Attributable to non-controlling interest, other comprehensive income (loss)		(201)	(80)
Net income (loss) attributable to partnership		2	0
Attributable to unitholders, other comprehensive income (loss)		(41)	(16)
Holding LP
Disclosure of subsidiaries [line items]
Revenues			5
Attributable to non-controlling interest, net income (loss)			742
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			450
Attributable to unitholders, other comprehensive income (loss)			194
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating			13
Cash flow activities, investing			(34)
Cash from financing activities			25
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues		1,695
Attributable to non-controlling interest, net income (loss)		89
Attributable to non-controlling interest, other comprehensive income (loss)		23
Net income (loss) attributable to partnership		36
Attributable to unitholders, other comprehensive income (loss)		9
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	134	132	187
Cash flow activities, investing	86	5	(51)
Cash from financing activities	(122)	(123)	(120)
Revenues	407	337
Attributable to non-controlling interest, net income (loss)	83	51
Attributable to non-controlling interest, other comprehensive income (loss)	(4)	(56)
Net income (loss) attributable to partnership	22	14
Attributable to unitholders, other comprehensive income (loss)	(1)	(15)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	226	293	273
Cash flow activities, investing	(487)	(432)	344
Cash from financing activities	309	101	(582)
Revenues	635	572	569
Attributable to non-controlling interest, net income (loss)	19	19	34
Attributable to non-controlling interest, other comprehensive income (loss)	38	(20)	6
Net income (loss) attributable to partnership	78	75	138
Attributable to unitholders, other comprehensive income (loss)	154	(78)	26
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	89	154	91
Cash flow activities, investing	(38)	(32)	(38)
Cash from financing activities	(78)	(99)	(41)
Revenues	997	901
Attributable to non-controlling interest, net income (loss)	53	47
Attributable to non-controlling interest, other comprehensive income (loss)	104	(23)
Net income (loss) attributable to partnership	10	10
Attributable to unitholders, other comprehensive income (loss)	24	(4)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	23	90	29
Cash flow activities, investing	37	(58)	70
Cash from financing activities	(51)	(120)	(24)
Revenues	38	224
Attributable to non-controlling interest, net income (loss)	16	67
Attributable to non-controlling interest, other comprehensive income (loss)	7	29
Net income (loss) attributable to partnership	7	21
Attributable to unitholders, other comprehensive income (loss)	3	22
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	542	568	198
Cash flow activities, investing	(285)	(713)	(246)
Cash from financing activities	(95)	144	108
Revenues	3,338	3,150	906
Attributable to non-controlling interest, net income (loss)	15	115	59
Attributable to non-controlling interest, other comprehensive income (loss)	56	(163)	38
Net income (loss) attributable to partnership	19	160	65
Attributable to unitholders, other comprehensive income (loss)	72	(239)	30
Holding LP and other
Disclosure of subsidiaries [line items]
Cash flow activities, operating	245	(174)	(171)
Cash flow activities, investing	(606)	(291)	22
Cash from financing activities	152	362	322
Revenues	4	6
Attributable to non-controlling interest, net income (loss)	(171)	(106)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(583)	(244)
Attributable to unitholders, other comprehensive income (loss)	(85)	300
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating			(6)
Cash flow activities, investing			16
Cash from financing activities			0
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Cash flow activities, operating	54	0
Cash flow activities, investing	(2,993)	0
Cash from financing activities	2,993	0
Revenues	170
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(106)
Net income (loss) attributable to partnership	13
Attributable to unitholders, other comprehensive income (loss)	(24)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	327	0
Cash flow activities, investing	(3,048)	0
Cash from financing activities	2,828	0
Revenues	385
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(33)
Net income (loss) attributable to partnership	22
Attributable to unitholders, other comprehensive income (loss)	(13)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(3)	(25)
Cash flow activities, investing	(2,365)	(35)
Cash from financing activities	2,489	71
Revenues	1,539	190	91
Attributable to non-controlling interest, net income (loss)	(2)	(19)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	69	(18)	(8)
Net income (loss) attributable to partnership	0	(3)	(1)
Attributable to unitholders, other comprehensive income (loss)	22	(3)	(1)
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	33	(116)	(79)
Cash flow activities, investing	(2,647)	(352)	(107)
Cash from financing activities	2,671	$ 480	$ 189
Revenues	2,759
Attributable to non-controlling interest, net income (loss)	57
Attributable to non-controlling interest, other comprehensive income (loss)	(31)
Net income (loss) attributable to partnership	20
Attributable to unitholders, other comprehensive income (loss)	$ (11)